S000031479 [Member] Performance Management - BrandywineGLOBAL - Multi-Sector Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com/prospectus (select fund and share class), or by calling the fund at 877‑6LM‑FUND/656‑3863.
The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of a broad measure of market performance and an additional index with characteristics relevant to the fund.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Total returns (%) Before taxes
Bar Chart Closing [Text Block]	Calendar Years ended Best Quarter (12/31/2023): 8.75 Worst Quarter (03/31/2020): (8.21)
Performance Table Heading	Average annual total returns (%)(for periods ended December 31, 2025)
Performance Table Narrative
No one index is representative of the fund’s portfolio.
The fund changed its name and its investment objective and principal investment strategies as of July 29, 2025. Performance information shown above for periods prior to that date reflects the performance of the fund prior to these changes.
The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Important data provider notices and terms are available at www.franklintempletondatasources.com. Such information is subject to change.

Performance Table Market Index Changed	Effective July 29, 2025, the Bloomberg U.S. Government/Credit 1-3 Year Index replaced the FTSE 3-Month U.S. Treasury Bill Index as the fund’s benchmark. The fund’s subadviser believes the Bloomberg U.S. Government/Credit 1-3 Year Index provides a better representation of the universe of securities in which the fund invests.
Performance Table Uses Highest Federal Rate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Availability Website Address [Text]	www.franklintempleton.com/prospectus (select fund and share class)
Performance Availability Phone [Text]	877‑6LM‑FUND/656‑3863
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.75%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.21%)
Lowest Quarterly Return, Date	Mar. 31, 2020